The following table shows the aggregate movement of the deferred payment liability during the year ended December 31, 2022 and year ended December 31, 2021: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Payment Liability
Beginning balance	$ 48,038,421	$ 1,165,724
Initial fair value of deferred payment liability	2,316,039	46,431,629
Accretion	2,120,612	823,267
Payment – cash	(472,833)
Payment – shares	(50,373,851)	(632,800)
Loss on settlement of deferred payment liability	3,148,426
(Gain) loss on revaluation of deferred payment liability	(621,780)	181,707
Effect of movement in exchange rates	(311,232)	68,894
Ending balance	3,843,802	48,038,421
Current portion of deferred payment liability	2,391,863	27,244,146
Long-term portion of deferred payment liability	$ 1,451,939	$ 20,794,275